Investments in subsidiaries, associates and joint ventures - Financial information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets		$ 15,526	$ 22,360
Non-current assets.		71,368	67,082
Total assets		86,894	89,442
Current liabilities		13,891	15,198
Non-current liabilities		35,645	38,938
Total liabilities		49,536	54,136
Stockholders' equity		37,358	35,306	$ 34,821	$ 38,993
Net revenue		43,839	54,502	39,545
Net income (loss)		16,810	24,844	$ 6,255
Alianca Geracao de Energia S.A.
IfrsStatementLineItems [Line Items]
Current assets		140	112
Non-current assets.		921	824
Total assets		1,061	936
Current liabilities		161	46
Non-current liabilities		282	223
Total liabilities		443	269
Stockholders' equity		618	667
Net revenue		215	185
Net income (loss)		57	96
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Current assets		827	566
Non-current assets.		2,709	2,615
Total assets		3,536	3,181
Current liabilities		491	438
Non-current liabilities		2,450	2,545
Total liabilities		2,941	2,983
Stockholders' equity		595	198
Net revenue		2,399	2,242
Net income (loss)		387	891
Pelletizing
IfrsStatementLineItems [Line Items]
Current assets	[1]	497	425
Non-current assets.	[1]	328	267
Total assets	[1]	825	692
Current liabilities	[1]	164	166
Non-current liabilities	[1]	1	1
Total liabilities	[1]	165	167
Stockholders' equity	[1]	660	525
Net revenue	[1]	420	396
Net income (loss)	[1]	272	250
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets		387	497
Non-current assets.		2,398	1,910
Total assets		2,785	2,407
Current liabilities		509	447
Non-current liabilities		1,219	1,092
Total liabilities		1,728	1,539
Stockholders' equity		1,057	868
Net revenue		1,083	820
Net income (loss)		169	155
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets		760	494
Non-current assets.		3,649	3,550
Total assets		4,409	4,044
Current liabilities		810	580
Non-current liabilities		2,153	2,085
Total liabilities		2,963	2,665
Stockholders' equity		1,446	1,379
Net revenue		1,376	1,109
Net income (loss)		(29)	(136)
Alianca Norte Energia Participacoes S.A.
IfrsStatementLineItems [Line Items]
Non-current assets.		209	206
Total assets		209	206
Non-current liabilities		1
Total liabilities		1
Stockholders' equity		208	206
Net income (loss)		$ (13)	$ (7)

[1]	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.